Cash, Cash Equivalents and Investments - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash And Cash Equivalents [Abstract]
Realized gains or losses on investments	$ 0	$ 0	$ 0	$ 0
Aggregate fair value of investments	$ 43,200,000		$ 43,200,000